OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of
	December 31,2022	June 30,2023
	$	$
		Unaudited
Long-term restricted cash (Note i)	1,714	1,714
Long-term lease deposits	194	194
Others	43	36
Total	1,951	1,944

(Note i) It includes cash in collateral bank accounts for the issuance of letters of credit.